Note A - The Company and Summary of Significant Accounting Policies - Summary of Accounts Receivable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable	$ 3,985,988		$ 2,096,569	$ 1,234,411
Accounts Receivable, Allowance for Credit Loss, Current	573,785	$ 213,785	213,785	1,733,785
Allowance for doubtful accounts, charged to costs and expenses	(50,000)	(0)	(360,000)	(200,000)
Loss on foreign currency transactions	(15,000)	$ 0	0	(50,000)
Accounts Receivable, Credit Loss Expense (Reversal)			0	(1,720,000)
Accounts Receivable, Allowance for Credit Loss, Current	623,785		573,785	213,785
Allowance for doubtful accounts	(623,785)		(573,785)	(213,785)
Accounts receivable, net of allowances for doubtful accounts	$ 3,362,203		$ 1,522,784	$ 970,626